Form N-PX

                     Annual Report of Proxy Voting Record of

                             SEI Liquid Asset Trust




                  Investment Company Act File Number: 811-3231




                                   Registrant
                             SEI Liquid Asset Trust
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                                 (800) 342-5734





                                Agent for Service

                              CT Corporation System
                               101 Federal Street
                                Boston, MA 02110




                        Date of Fiscal Year End: June 30



             Date of Reporting Period: July 1, 2003 to June 30, 2004




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                              Government Portfolio

The Government Portfolio invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.
                           Prime Obligation Portfolio

The Prime Obligation Portfolio invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.

                               Treasury Portfolio

The Treasury Portfolio invests in securities that do not have voting rights. No votes have been cast on securities by this fund during the reporting period.



                                   Signatures

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                  SEI Liquid Asset Trust

                  By: /s/ signature
                  Edward D. Loughlin
                  President
                  Date: August 31, 2004